Expense Example, No Redemption - COLORADO BONDSHARES A TAX EXEMPT FUND - COLORADO BONDSHARES A TAX EXEMPT FUND	Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 532
Expense Example, No Redemption, 3 Years	655
Expense Example, No Redemption, 5 Years	789
Expense Example, No Redemption, 10 Years	$ 1,178